Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		€ 10,160	€ 9,869
Acquisitions and other increases		1,717	1,693	€ 1,748
Property, plant and equipment, ending balance		10,091	10,160	9,869
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		24,770	23,924	24,810
Changes in scope of consolidation		0	(51)	(2,104)
Acquisitions and other increases		1,717	1,693	1,748
Disposals and other decreases		(974)	(502)	(559)
Currency translation differences		349	(245)	347
Transfers	[1]	5	(49)	(318)
Increase (decrease) through Opella reclassification	[2]	(1,806)
Property, plant and equipment, ending balance		24,061	24,770	23,924
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(14,610)	(14,055)	(14,782)
Changes in scope of consolidation		0	24	1,533
Depreciation expense		(1,041)	(1,080)	(1,142)
Impairment losses, net of reversals		(105)	(130)	(186)
Disposals and other decreases		914	488	518
Currency translation differences		(189)	112	(138)
Transfers	[1]	15	31	142
Increase (decrease) through Opella reclassification	[2]	1,046
Property, plant and equipment, ending balance		(13,970)	(14,610)	(14,055)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		220	227
Property, plant and equipment, ending balance		201	220	227
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		228	237	240
Changes in scope of consolidation		0	0	(17)
Acquisitions and other increases		0	0	0
Disposals and other decreases		(3)	(2)	(1)
Currency translation differences		13	(5)	17
Transfers	[1]	(1)	(2)	(2)
Increase (decrease) through Opella reclassification	[2]	(36)
Property, plant and equipment, ending balance		201	228	237
Land | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(8)	(10)	(9)
Changes in scope of consolidation		0	0	0
Depreciation expense		0	0	0
Impairment losses, net of reversals		0	0	(1)
Disposals and other decreases		1	0	0
Currency translation differences		1	2	0
Transfers	[1]	0	0	0
Increase (decrease) through Opella reclassification	[2]	6
Property, plant and equipment, ending balance		0	(8)	(10)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,181	3,103
Property, plant and equipment, ending balance		3,034	3,181	3,103
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		7,681	7,328	7,170
Changes in scope of consolidation		0	(11)	(294)
Acquisitions and other increases		13	27	11
Disposals and other decreases		(209)	(50)	(161)
Currency translation differences		163	(94)	122
Transfers	[1]	335	481	480
Increase (decrease) through Opella reclassification	[2]	(539)
Property, plant and equipment, ending balance		7,444	7,681	7,328
Buildings | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(4,500)	(4,225)	(4,190)
Changes in scope of consolidation		0	5	201
Depreciation expense		(325)	(321)	(356)
Impairment losses, net of reversals		(47)	(30)	(50)
Disposals and other decreases		197	48	133
Currency translation differences		(77)	45	(52)
Transfers	[1]	9	(22)	89
Increase (decrease) through Opella reclassification	[2]	333
Property, plant and equipment, ending balance		(4,410)	(4,500)	(4,225)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,039	3,211
Property, plant and equipment, ending balance		3,002	3,039	3,211
Machinery and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		10,912	10,848	11,648
Changes in scope of consolidation		0	(29)	(1,480)
Acquisitions and other increases		36	47	54
Disposals and other decreases		(510)	(340)	(240)
Currency translation differences		126	(71)	144
Transfers	[1]	764	457	722
Increase (decrease) through Opella reclassification	[2]	(866)
Property, plant and equipment, ending balance		10,462	10,912	10,848
Machinery and equipment | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(7,873)	(7,637)	(8,340)
Changes in scope of consolidation		0	16	1,202
Depreciation expense		(580)	(620)	(622)
Impairment losses, net of reversals		(23)	(46)	(58)
Disposals and other decreases		507	334	201
Currency translation differences		(95)	44	(69)
Transfers	[1]	5	36	49
Increase (decrease) through Opella reclassification	[2]	599
Property, plant and equipment, ending balance		(7,460)	(7,873)	(7,637)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		463	500
Property, plant and equipment, ending balance		460	463	500
Fixtures, fittings and other | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,500	2,515	2,655
Changes in scope of consolidation		0	(7)	(163)
Acquisitions and other increases		36	36	41
Disposals and other decreases		(173)	(100)	(155)
Currency translation differences		30	(30)	29
Transfers	[1]	142	86	108
Increase (decrease) through Opella reclassification	[2]	(154)
Property, plant and equipment, ending balance		2,381	2,500	2,515
Fixtures, fittings and other | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(2,037)	(2,015)	(2,115)
Changes in scope of consolidation		0	3	130
Depreciation expense		(136)	(139)	(164)
Impairment losses, net of reversals		(3)	(4)	(2)
Disposals and other decreases		172	98	153
Currency translation differences		(18)	21	(22)
Transfers	[1]	4	(1)	5
Increase (decrease) through Opella reclassification	[2]	97
Property, plant and equipment, ending balance		(1,921)	(2,037)	(2,015)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,257	2,828
Property, plant and equipment, ending balance		3,394	3,257	2,828
Property, plant and equipment in process | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,449	2,996	3,097
Changes in scope of consolidation		0	(4)	(150)
Acquisitions and other increases		1,632	1,583	1,642
Disposals and other decreases		(79)	(10)	(2)
Currency translation differences		17	(45)	35
Transfers	[1]	(1,235)	(1,071)	(1,626)
Increase (decrease) through Opella reclassification	[2]	(211)
Property, plant and equipment, ending balance		3,573	3,449	2,996
Property, plant and equipment in process | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(192)	(168)	(128)
Changes in scope of consolidation		0	0	0
Depreciation expense		0	0	0
Impairment losses, net of reversals		(32)	(50)	(75)
Disposals and other decreases		37	8	31
Currency translation differences		0	0	5
Transfers	[1]	(3)	18	(1)
Increase (decrease) through Opella reclassification	[2]	11
Property, plant and equipment, ending balance		€ (179)	€ (192)	€ (168)

[1]	(a)This line mainly comprises property, plant and equipment in process brought into service during the period, and reclassification of assets (other than Opella assets) to Assets held for sale.
[2]	(b)This line comprises property, plant and equipment owned by Opella, reclassified to Assets held for sale as of December 31, 2024 in accordance with IFRS 5 (see Note D.1.)